Selected Quarterly Financial Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Selected Quarterly Financial Data
Schedule of selected quarterly financial data

The following financial information reflects all normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Summarized quarterly data for 2012 and 2013 are as follows (in thousands, except per share data):

	For the quarters ended
	March 31	June 30	September 30
2012:
Collaborative revenue	$1,325	$1,690	$1,794
Operating expenses	5,223	5,040	7,798
Net loss attributable to common stockholders	(3,902)	(3,349)	(6,003)
Basic and diluted net loss per common share	$(3.53)	$(2.67)	$(4.44)
2013:
Collaborative revenue	$1,488	$1,238	$1,142
Operating expenses	9,082	11,030	16,550
Net loss attributable to common stockholders	(9,649)	(9,918)	(15,565)
Basic and diluted net loss per common share	$(5.46)	$(0.98)	$(0.88)

The following financial information reflects all normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Summarized quarterly data for 2011 and 2012 are as follows (in thousands, except per share data):

	For the quarters ending
	March 31	June 30	September 30	December 31
2011:
Collaborative revenue	$1,356	$1,719	$1,719	$4,438
Operating expenses	3,178	4,268	3,500	4,613
Net loss attributable to common stockholders	(1,598)	(2,549)	(1,952)	(11)
Basic and diluted net loss per common share(1)	$(2.21)	$(3.30)	$(2.45)	$(0.01)
2012:
Collaborative revenue	$1,325	$1,690	$1,794	$3,838
Operating expenses	5,223	5,040	7,798	8,296
Net loss attributable to common stockholders	(3,902)	(3,349)	(6,003)	(4,456)
Basic and diluted net loss per common share(1)	$(3.53)	$(2.67)	$(4.44)	$(3.08)
(1)
Net loss per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly per-share calculations will not necessarily equal the annual per share calculation.